Segment and Geographic Information (Depreciation and Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 99,382	$ 92,969	$ 110,715
Property and equipment expenditures	174,766	92,282	90,964
Brazil [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	91,769	42,657	40,482
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	16,759	14,387	11,756
NOLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	17,565	10,117	14,623
SLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	48,621	24,967	23,623
Others [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	52	154	480
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	113,579	107,561	124,920
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	52,442	43,733	48,849
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	25,210	27,376	30,998
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	20,635	21,975	25,733
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	15,292	14,477	19,340
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	5,978	5,478	8,068
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 20,175	$ 20,070	$ 22,273